RISK MANAGEMENT - Level of collateral held (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt securities
RISK MANAGEMENT
Collateral	$ (1,407,484)	$ (741,197)
Derivatives
RISK MANAGEMENT
Collateral	(698,662)	(138,416)
Credit risk
RISK MANAGEMENT
Collateral	(2,106,146)	(879,613)
Credit risk | Debt securities
RISK MANAGEMENT
Collateral	$ (1,407,483)	$ (741,197)
Main type of collateral	Government bonds (TES)	Government bonds (TES)
Credit risk | Derivatives
RISK MANAGEMENT
Collateral	$ (698,663)	$ (138,416)
Main type of collateral	Cash	Cash